Concentration of Credit Risk and Off-Balance Sheet Risk - Additional Information (Detail) - Customer	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Concentration Risk [Line Items]
Number of customers representing more than 10% of accounts receivable	0		0		0
Number of customers representing more than 10% of revenue	0	0	0	0
Minimum [Member] | Corporate Securities [Member]
Concentration Risk [Line Items]
Investment maturity period			1 month
Minimum [Member] | Non-U.S. Government Securities [Member]
Concentration Risk [Line Items]
Investment maturity period			2 months
Maximum [Member] | Corporate Securities [Member]
Concentration Risk [Line Items]
Investment maturity period			13 months
Maximum [Member] | Non-U.S. Government Securities [Member]
Concentration Risk [Line Items]
Investment maturity period			6 months